FAIR VALUE DISCLOSURES (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Asset (Liability) [Abstract]
Total assets	$ 55,539
Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	55,539
Other current assets
Fair Value, Net Asset (Liability) [Abstract]
Total assets		$ 45,791
Other current assets | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		45,791
Derivative and warrant Liabilities
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		46,235
Derivative and warrant Liabilities | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		46,235
Corporate debt | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets	26,409	16,428
Corporate debt | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	26,409	16,428
Asset-backed | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets	12,533	12,492
Asset-backed | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	12,533	12,492
Commercial paper | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets		12,956
Commercial paper | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		12,956
Non-U.S. securities | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets	6,995	700
Non-U.S. securities | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	6,995	700
U.S. Treasury | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets	1,700	1,000
U.S. Treasury | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	1,700	1,000
Interest rate caps | Other current assets
Fair Value, Net Asset (Liability) [Abstract]
Total assets	373	4
Interest rate caps | Other current assets | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	373	4
Mortgage loans held for sale pledged under agreements to repurchase
Fair Value, Net Asset (Liability) [Abstract]
Total assets		2,116
Mortgage loans held for sale pledged under agreements to repurchase | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		2,116
Mortgage loans held for sale pledged under agreements to repurchase | Other current assets
Fair Value, Net Asset (Liability) [Abstract]
Total assets	7,529
Mortgage loans held for sale pledged under agreements to repurchase | Other current assets | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	$ 7,529
Interest rate lock commitments | Other current assets
Fair Value, Net Asset (Liability) [Abstract]
Total assets		95
Interest rate lock commitments | Other current assets | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		95
Warrants | Derivative and warrant Liabilities
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		4,538
Warrants | Derivative and warrant Liabilities | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		4,538
Embedded conversion options | Derivative and warrant Liabilities
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		41,697
Embedded conversion options | Derivative and warrant Liabilities | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		$ 41,697